SHARE-BASED PAYMENT - Schedule of share-based compensation expenses relating to options and restricted shares granted (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 995	$ 754
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	172	180
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	754	548
Service development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	69	26
Employees
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	995	702
Employees | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	172	180
Employees | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	754	496
Employees | Service development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	$ 69	26
Nonemployees | Directors
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		52
Nonemployees | Directors | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		0
Nonemployees | Directors | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		52
Nonemployees | Directors | Service development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses		$ 0